Biological Assets - Additional Information (Details) - kg	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes In Biological Assets [Abstract]
Estimated biological assets to be harvested	5,507	10,455
Harvested biological assets	27,972	34,012